Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2024
Significant Accounting Policies [Abstract]
Basis of presentation
a.	Basis of presentation

The Company’s financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial reporting. The accompanying unaudited condensed consolidated financial statements have been prepared on the same basis as the 2023 annual consolidated financial statements, other than as stated below. In the opinion of management, the financial statements reflect all normal and recurring adjustments necessary to fairly state the financial position and results of operations of the Company.

The financial information contained in this report should be read in conjunction with the annual financial statements included in the Company’s Annual Report for the fiscal year ended December 31, 2023, that the Company filed with the U.S. Securities and Exchange Committee (the “SEC”) on June 5, 2024 on Form F-1 as found in the Company’s prospectus.

The year-end balance sheet data was derived from the audited consolidated financial statements as of December 31, 2023.

Warrants over ordinary shares

When the Company issues freestanding convertible instruments, the Company first analyzes the provisions of ASC 480 in order to determine whether the instrument should be classified as a liability, with subsequent changes in fair value recognized in the statements of operations in each period. Warrants over ordinary shares are not within the scope of ASC 480, and as such the Company further analyzes the provisions of ASC 815-40 in order to determine whether the contract should be classified within equity or classified as a liability, with subsequent changes in fair value recognized in the statements of operations in each period. Under ASC 815-40, contracts that require or may require the issuer to settle the contract for cash are liabilities recorded at fair value, irrespective of the likelihood of the transaction occurring that triggers the net cash settlement feature. Further, in order to conclude equity classification, the Company assesses whether the contracts are indexed to its own stock and whether the contracts meet all the conditions necessary for equity classification.

The Company reassesses the classification of a contract over its own equity under the guidance above at each balance sheet date. If classification changes as a result of events during the reporting period, the Company reclassifies the contract as of the date of the event that caused the reclassification. When a contract over own equity is reclassified from a liability to equity, gains or losses recorded to account for the contract at fair value during the period that the contract was classified as a liability are not reversed, and the contract is marked to fair value immediately before the reclassification.

Offering Costs associated with the Initial Public Offering

The Company complies with the requirements of ASC 340-10-S99-1, SEC Staff Accounting bulletin Topic 5A – “Expenses of Offering”. Offering costs consist principally of professional and registration fees incurred through the balance sheet date that are related to the IPO. Offering costs directly attributable to the issuance of an equity contract to be classified in equity are recorded as a reduction of equity.

The Company incurred offering costs amounting to approximately $6.75 million, related to underwriting discounts and commissions, and other offering costs of $1.9 million as a result of the IPO.

Use of estimates
b.	Use of estimates

In preparing the Company’s consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets, liabilities, equity and disclosure of contingent liabilities and assets at the dates of the financial statements and the reported amounts of revenues and expenses during the reported years. Actual results could differ from those estimates.

The Company’s results of operations for the three and six months ended June 30, 2024 are not necessarily indicative of results that could be expected for the entire fiscal year.

Revenue recognition
c.	Revenue recognition

As of June 30, 2024, the Company does not have any contracts for the provision of goods that result in the material contract assets and contract liabilities.

As permitted by ASC 606, the Company does not disclose information on unearned revenue as it generally enters into binding contracts for a period of one year or less.

Concentration of credit risks
d.	Concentration of credit risks

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash and cash equivalents, restricted cash, bank deposits, marketable securities and accounts receivable. The Company deposits cash and cash equivalents mostly with a single highly rated financial institution. The Company has not experienced any material credit losses in these accounts and does not believe it is exposed to significant credit risk on these instruments.

For the periods ended June 30, 2024, and December 31, 2023, the Company’s largest customer represented 8.3% and 6.9% of accounts receivable, net, respectively.

Goodwill
e.	Goodwill

Following the separation of the architecture and automotive segment into the two operating segments (see Note 4), the Company reallocated goodwill to its reorganized reporting units using a relative fair value approach. The Company performed an impairment analysis for these two reporting units upon reallocation. Based on the Company’s assessment as of date of the change in the reporting units, and December 31, 2023, its annual impairment assessment date, it was concluded that the fair value of each of the architecture and automotive reporting units exceeded its carrying amount and therefore no goodwill impairment was required.

Fair value measurement
f.	Fair value measurement

Fair value is based on the price that would be received from the sale of an asset or that would be paid to transfer a liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, the guidance establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described as follows:

Level 1:	Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.
Level 2:	Observable prices that are based on inputs not quoted on active markets, but corroborated by market data or active market data of similar or identical assets or liabilities.
Level 3	Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

Loans and Convertible Loans issued
g.	Loans and Convertible Loans issued

Under the Fair Value Option Subsection of ASC Subtopic 825-10, Financial Instruments – Overall (“ASC 825”), the Company has an irrevocable option to designate certain financial assets and financial liabilities at fair value on an instrument-by-instrument basis, with changes in fair value reported in the statement of operations. Changes in fair value do not include accrued interest on debt instruments. Any changes in the fair value of liabilities resulting from changes in instrument-specific credit risk are reported in other comprehensive loss. The Company separately measures changes attributed to instrument-specific credit risk by calculating the difference between the overall change in the fair value of the instrument and the change attributed to fluctuations in the relevant risk-free benchmark rate.

The Company elected the fair value option for its NPAs and for its CLAs, as defined in Note 3 and Note 8.

Share split
h.	Share split

On May 28, 2024 the board of directors approved a forward share split (the “Share Split”), that was approved by the shareholders and became effective on May 28, 2024. The Share Split results in a four point four -for-one (4.390914:1) share split of the Company’s preferred and ordinary shares. No fractional shares were issued in connection with the Share Split. These financial statements have been adjusted retrospectively for the Share Split.